36. CONTINGENCIES, RESTRICTIONS AND LAWSUITS (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfIndebtednessRatioLineItems [Line Items]
Other financial liabilities, current	$ 129,222,021	$ 140,452,483
Other financial liabilities, non-current	191,209,617	127,810,125
Cash and cash equivalents	37,486,337	31,162,346	$ 47,213,517	$ 30,635,184
Total Liabilities	574,014,863	511,486,336	505,867,930
Total equity	572,153,244	$ 545,340,251	$ 509,970,656	$ 454,335,548
Series J and K Bonds
DisclosureOfIndebtednessRatioLineItems [Line Items]
Total Liabilities	574,014,863
Total equity	$ 572,153,244
Indebtedness ratio, net	100.00%
Series N and Q Bonds
DisclosureOfIndebtednessRatioLineItems [Line Items]
Other financial liabilities, current	$ 129,222,021
Other financial liabilities, non-current	191,209,617
Cash and cash equivalents	37,486,337
Net financial debt	282,945,301
Total equity	$ 572,153,244
Indebtedness ratio, net	49.00%